(Translation)

AMENDMENT TO
SECURITIES REGISTRATION STATEMENT
(NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:  Director-General of Kanto Local Finance Bureau

                                              Filing Date: February 10, 2003

Name of the Registrant Fund:                  PUTNAM U.S. GOVERNMENT INCOME
                                              TRUST

Name and Official Title of Representative     Charles E. Porter
of Trustees:                                  Executive Vice President,
                                              Treasurer

Address of Principal Office:                  One Post Office Square
                                              Boston, Massachusetts 02109
                                              U. S. A.

Name and Title of Attorney-in-fact:           Akihiro Wani
                                              Attorney-at-Law
                                              Signature [Akihiro Wani]
                                              ---------------------------
                                                      (Seal)

Address or Location of Attorney-in-fact:      Mitsui, Yasuda, Wani & Maeda
                                              Akasaka 2.14 Plaza Bldg.
                                              14-32, Akasaka 2-chome
                                              Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                      Akihiro Wani
                                              Attorney-at-Law

Place of Liaison Contact:                     Mitsui, Yasuda, Wani & Maeda
                                              Akasaka 2.14 Plaza Bldg.
                                              14-32, Akasaka 2-chome
                                              Minato-ku, Tokyo 107-0052 Japan

Phone Number:                                 03-2224-0020

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 87.15 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of shares to be issued in respect of 87.15 million Class M Shares. (The maximum amount expected to be sold is 1,128.59 million U.S. dollars (JPY 135 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY119.90, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on December 30, 2002.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2002 (U.S.$12.95) by 87.15 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 12 including front pages.)

REASON FOR FILING THIS AMENDMENT TO
SECURITIES REGISTRATION STATEMENT:

Since there occurred some changes to the Securities Registration Statement in respect of Putnam U.S. Government Income Trust (the "Fund"), which was filed on March 18, 2002 (as amended by the Amendment to Securities Registration Statement dated March 29, June 17, June 28, September 2 and December 13, 2002) in connection with the continuous public offering of shares of the Fund, this Amendment to Securities Registration Statement is filed pursuant to the provisions of Article 7 of the Securities Exchange Law and Article 13 of the Cabinet Office Ordinance relating to the Disclosure of the Specified Securities. Relevant amendments are set out below.

C O N T E N T S
                                                                    This
                                                 Japanese          English
                                                 Original        Translation

PART I. INFORMATION CONCERNING SECURITIES           1                 1

I. FOREIGN INVESTMENT FUND SECURITIES               1                 1

PART II. INFORMATION CONCERNING ISSUER              3                 3

I. DESCRIPTION OF THE FUND                          3                 3

1. GENERAL INFORMATION                              3                 3

(C) Objectives and Basic Nature of the Fund         3                 3

2. INVESTMENT POLICY                                4                 4

(A) What are the Fund's main investment strategies
    and related risks?                              4                 4

(B) Restrictions of Investment?                     5                 6

Note: The revised parts are marked with underline.

PART I. INFORMATION CONCERNING SECURITIES

I. FOREIGN INVESTMENT FUND SECURITIES

[Before amendment]

10. PLACE OF SUBSCRIPTION:

Mitsubishi Securities Co., Ltd. (hereinafter referred to as "Mitsubishi" or the "Distributor")

5-2, Marunouchi 2-chome, Chiyoda-ku, Tokyo 100-0005 Japan

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

[After amendment]

10. PLACE OF SUBSCRIPTION:

Mitsubishi Securities Co., Ltd. (hereinafter referred to as "Mitsubishi" or the "Distributor")

4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo 100-0005 Japan

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

[Before amendment]

13. MISCELLANEOUS:

(B) Performance Information

<omitted>

Average Annual Total Returns (for periods ending 12/31/01)
----------------------------------------------------------------------------
                                 Past 1 year    Past 5 years   Past 10 years
----------------------------------------------------------------------------
Class M                             3.14%           5.53%          5.54%
Lehman Brothers Mortgage-Backed
Securities Index                    8.22%           7.49%          7.10%
----------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charges. The Fund's performance is compared to the Lehman Brothers Mortgage-Backed Securities Index, an unmanaged index of 15-and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Associations. Comparison of the Fund's performance to the Lehman Brothers GNMA Index was discontinued in favor of the Lehman Brothers Mortgage-Backed Securities Index we believe to more representative of the Fund's investment strategies.

<omitted>

[After Amendment]

13. MISCELLANEOUS:

(B) Performance Information

<omitted>

Average Annual Total Returns (for periods ending 12/31/02)
----------------------------------------------------------------------------
                                 Past 1 year    Past 5 years   Past 10 years
----------------------------------------------------------------------------
Class M                             3.96%           5.37%          5.65%
Lehman GNMA Index                   8.69%           7.33%          7.30%
----------------------------------------------------------------------------

This performance information reflects the impact of sales charges.
Class M share performance reflects the current maximum initial sales charges. The fund's performance is compared to the Lehman GNMA Index, an unmanaged index of GNMA bonds. The fund's performance was previously compared to the Lehman Mortgage-Backed Securities Index, an unmanaged index of mortgage-backed securities. This index was replaced by the Lehman GNMA Index, which is more representative of the types of securities generally held by the fund. The average annual total returns of the Lehman Mortgage-Backed Securities Index for the 1-year, 5-year and 10-year periods ending on 12/31/02 were 8.77%, 7.35% and 7.28%, respectively.

<omitted>

Part II. INFORMATION CONCERNING ISSUER

I. DESCRIPTION OF THE FUND

1. GENERAL INFORMATION

(C) Objectives and Basic Nature of the Fund:

[Before amendment]

<omitted>

MAIN INVESTMENT STRATEGIES - U.S.GOVERNMENT BONDS

The Fund invests in bonds that:

-- are obligations of the U.S. government, its agencies and instrumentalities;

-- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by the credit of a federal agency or government-sponsored entity, such as Fannie Mae mortgage-backed bonds, and

--  have intermediate to long-term maturities (three years or longer).

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

MAIN RISKS

The main risks that could adversely affect the value of this Fund's shares and the total return on your investment include:

-- The risk that movements in financial markets will adversely affect the value of the Fund's investments. This risk includes interest rate risk, which means that the prices of the Fund's investments are likely to fall if interest rates rise. Interest rate risk is generally highest for investments with longer maturities.

-- The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

<Omitted>

[After Amendment]

<omitted>

MAIN INVESTMENT STRATEGIES - U.S.GOVERNMENT BONDS

The Fund invests in bonds that:

-- are obligations of the U.S. government, its agencies and instrumentalities;

-- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by the credit of a federal agency or government-sponsored entity, such as Fannie Mae mortgage-backed bonds, and

--  have short to long-term maturities.

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

MAIN RISKS

The main risks that could adversely affect the value of this Fund's shares and the total return on your investment include:

-- The risk that the issuers of the fund's investments will not make timely payments of interest and principal.

-- The risk that movements in financial markets will adversely affect the value of the Fund's investments. This risk includes interest rate risk, which means that the prices of the Fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

-- The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

<omitted>

2. INVESTMENT POLICY

(A) What are the Fund's main investment strategies and related risks?

[Before Amendment]

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. The Investment Management Company will consider, among other things, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

A description of the risks associated with the Fund's main investment strategies follows.

Interest rate risk. The values of bonds and other debt usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt investments, and rising interest rates generally decrease the value of existing debt investments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give its issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time. You may find it useful to compare the Fund's yield, which factors out the effect of premium investments, with its current dividend rate, which does not factor out that effect.

Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. Other bonds in which the Fund may invest are subject to varying degrees of risk. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

<omitted>

Other investments. In addition to the main investment strategies described above, we may also make other types of investments, such as investments in zero-coupon bonds, which may be subject to other risks.

<omitted>

[After Amendment]

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

A description of the risks associated with the Fund's main investment strategies follows.

Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

<omitted>

Other investments. In addition to the main investment strategies described above, we may also make other investments, such as investments in zero-coupon bonds and certain derivatives including swap contracts and warrants, and may write covered call options on portfolio securities, which may be subject to other risks.

<omitted>

(B) Restrictions of Investment:

[Before amendment]

Except as otherwise specifically designated, the investment restrictions described in this Securities Registration Statement and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

<omitted>

(10) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Fundamental restrictions 6, 7 and 8 are by their terms inapplicable to U.S. Government Securities and consequently are not expected to have any significant effect on the operations of the Fund, since it is the Fund's fundamental policy to invest exclusively in U.S. Government Securities and repurchase agreements and forward commitments with respect to such securities.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The Fund may not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c).

(2) The Fund may write covered call options with respect to any part or all of its portfolio securities.

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund will not:

<omitted>

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

[After amendment]

Except as otherwise specifically designated, the investment restrictions described in this Securities Registration Statement and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval.

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

<omitted>

(10) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

The Fund may not invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund will not:

<omitted>

All percentage limitations on investments (other than pursuant to non-fundamental restriction) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.